ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.5%
	AEROSPACE & DEFENSE - 9.8%
2,500	AeroVironment, Inc.(a),(b)	$ 384,725
25,000	Intuitive Machines, Inc.(a)	454,000
25,000	Rocket Lab USA, Inc.(a),(b)	636,750
		1,475,475
	ELECTRICAL EQUIPMENT - 4.7%
2,500	Rockwell Automation, Inc.(b)	714,475

	INDUSTRIAL INTERMEDIATE PRODUCT - 3.5%
12,500	Xometry, Inc., Class A(a),(b)	533,250

	MACHINERY - 29.4%
15,000	Doosan Robotics, Inc.(a)	531,349
25,000	FANUC Corporation	663,326
2,000	Keyence Corporation	821,476
500,000	Kraken Robotics, Inc.(a)	956,395
5,000	Rainbow Robotics(a)	550,991
350,000	Scott Technology Ltd.	436,717
20,000	Symbotic, Inc.(a),(b)	474,200
		4,434,454
	MEDICAL EQUIPMENT & DEVICES – 28.0%
350,000	Accuray, Inc.(a)	693,000
6,000	Globus Medical, Inc., Class A(a)	496,260
1,250	Intuitive Surgical, Inc.(a)	652,450
40,000	Microbot Medical, Inc.(a)	44,800
50,000	Myomo, Inc.(a)	322,000
8,000	PROCEPT BioRobotics Corporation(a)	644,160
600,000	Stereotaxis, Inc.(a)	1,368,000
		4,220,670
	SEMICONDUCTORS - 3.1%
3,500	NVIDIA Corporation	470,015

	SOFTWARE - 18.0%
10,000	C3.ai, Inc., Class A(a)	344,300
1,500	Cadence Design Systems, Inc.(a)	450,690

ALPHACENTRIC ROBOTICS AND AUTOMATION FUND (GNXAX, GNXCX, GNXIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 96.5% (Continued)
	SOFTWARE - 18.0% (Continued)
27,500	Red Cat Holdings, Inc.(a),(b)	$ 353,375
55,000	SoundHound AI, Inc., Class A(a)	1,091,200
1,000	Synopsys, Inc.(a),(b)	485,360
		2,724,925

	TOTAL COMMON STOCKS (Cost $13,208,990)	14,573,264

	SHORT-TERM INVESTMENTS — 23.8%
	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL – 20.3%
3,070,570	Mount Vernon Liquid Assets Portfolio, 4.51% (Cost $3,070,570) (c)	3,070,570

	MONEY MARKET FUND - 3.5%
523,338	First American Treasury Obligations Fund, Class X, 4.38% (Cost $523,338)(c)	523,338

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,593,908)	3,593,908

	TOTAL INVESTMENTS - 120.3% (Cost $16,802,898)	$ 18,167,172
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.3)%	(3,064,734)
	NET ASSETS - 100.0%	$ 15,102,438

LTD	- Limited Company
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total value of the securities on loan as of December 31, 2024 was $2,939,952.
(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $3,070,570 at December 31, 2024.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2024.